VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated September 26, 2018

to the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class Prospectus,

and related Statement of Additional Information (“SAI”), each dated May 1, 2018

Christopher Corapi has announced he intends to retire effective on or about June 1, 2019. Accordingly, effective on or about June 1, 2019, Mr. Corapi will no longer serve as a portfolio manager for the Portfolio.

Effective on or about June 1, 2019, the Portfolio’s Prospectus and SAI are revised as follows:

1.	All references to Mr. Corapi serving as a portfolio manager for the Portfolio are hereby deleted from the Portfolio’s Prospectus and SAI.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus is deleted and replaced with the following:

Portfolio Managers
Christopher F. Corapi	Vincent Costa, CFA
Portfolio Manager (since 05/11)	Portfolio Manager (since 06/13)
James Dorment, CFA	Kristy Finegan, CFA
Portfolio Manager (since 12/15)	Portfolio Manager (since (05/15)

EFFECTIVE JUNE 1, 2019
Portfolio Managers
Vincent Costa, CFA	James Dorment, CFA
Portfolio Manager (since 06/13)	Portfolio Manager (since 12/15)
Kristy Finegan, CFA
Portfolio Manager (since (05/15)

3.	The following paragraph replaces the second paragraph of the sub-section entitled “Management of the Portfolio – The Sub-Advisers and Portfolio Managers – Voya Large Cap Value Portfolio” of the Portfolio’s Prospectus:

Christopher F. Corapi, Portfolio Manager for large-cap value and global equity strategies, joined Voya IM in February 2004. Mr. Corapi joined Voya IM as the head of U.S. equities and served as Chief Investment Officer of the equity platform from 2009 to January 31, 2017. Prior to joining Voya IM, Mr. Corapi was the global head of equity research at Federated Investors. Previously, he was head of U.S. equities and portfoliomanager at Credit Suisse Asset Management. Before joining Credit Suisse, Mr. Corapi was with JPMorgan Investment Management as the head of emerging markets research and was a U.S. equity analyst at Sanford C. Bernstein & Company. Mr. Corapi has announced his plan to retire from Voya IM on or about June 1, 2019. Accordingly, Mr. Corapi will no longer serve as a Portfolio Manager of the Fund effective on or about June 1, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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